Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Capitalized development expenses	kr 3,857	kr 4,040	kr 4,237
Goodwill	34,945	31,200	30,035
Intellectual property rights, brands and other intangible assets	4,805	2,491	3,474
Property, plant and equipment	13,383	13,850	12,849
Right-of-use assets	7,980	8,487
Financial assets
Equity in joint ventures and associated companies	1,274	1,565	611
Other investments in shares and participations	1,519	1,432	1,515
Customer ﬁnance, non-current	1,221	2,262	1,180
Interest-bearing securities, non-current	21,613	20,354	23,982
Other ﬁnancial assets, non-current	4,842	5,614	6,559
Deferred tax assets	26,296	31,174	23,152
Non-current assets	121,735	122,469	107,594
Current assets
Inventories	28,097	30,863	29,255
Contract assets	11,273	12,171	13,178
Trade receivables	42,063	43,069	51,172
Customer ﬁnance, current	1,916	1,494	1,704
Other current receivables	16,014	14,479	20,844
Interest-bearing securities, current	6,820	6,759	6,625
Cash and cash equivalents	43,612	45,079	38,389
Current assets	149,795	153,914	161,167
Total assets	271,530	276,383	268,761
Equity
Capital stock	16,672	16,672	16,672
Additional paid in capital	24,731	24,731	24,731
Other reserves	(2,689)	2,292	965
Retained earnings	47,960	38,864	44,610
Equity attributable to owners of the Parent Company	86,674	82,559	86,978
Non-controlling interests	(1,497)	(681)	792
Equity	85,177	81,878	87,770
Non-current liabilities
Post-employment beneﬁts	37,353	35,817	28,720
Provisions, non-current	2,886	2,679	5,471
Deferred tax liabilities	1,089	1,224	670
Borrowings, non-current	22,218	28,257	30,870
Lease liabilities, non-current	7,104	7,595
Other non-current liabilities	1,383	2,114	4,346
Non-current liabilities	72,033	77,686	70,077
Current liabilities
Provisions, current	7,580	8,244	10,537
Borrowings, current	7,942	9,439	2,255
Lease liabilities, current	2,196	2,287
Contract liabilities	26,440	29,041	29,348
Trade payables	31,988	30,403	29,883
Other current liabilities	38,174	37,405	38,891
Current liabilities	114,320	116,819	110,914
Total equity and liabilities	kr 271,530	kr 276,383	kr 268,761